EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-A SERIES

Period	Collection	Accrual	Distribution
From	01-Feb-19	15-Feb-19	15-Mar-19
To	28-Feb-19	15-Mar-19
Days	28

Description of Collateral

On the Distribution Date, the Series 2017-A balances were:

Notes	$515,000,000.00
515,000,000.00
Principal Amount of Debt	515,000,000.00
Required Overcollateralization	$20,136,500.00
Required Overcollateralization Increase - MPR < 35%	$3,373,250.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,535,164.32
Series Nominal Liquidation Amount	110,878,247.65

Required Participation Amount	$110,878,247.65
Excess Receivables	$173,644,884.05

Total Collateral	284,523,131.70

Collateral as Percent of Notes	55.25%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,323,208,299.80
Total Principal Collections	($1,676,396,431.10)
Investment in New Receivables	$1,490,928,999.18
Receivables Added for Additional Accounts	$0.00
Repurchases	($23,458,353.93)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($728,803,135.38)
Less Servicing Adjustment	($1,692,461.83)

Ending Balance	$5,383,786,916.74

SAP for Next Period	5.28%

Average Receivable Balance	$5,494,113,696.79
Monthly Payment Rate	30.51%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$24,896,644.01
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$24,896,644.01

Series Allocation Percentage at Month-End	5.28%
Floating Allocation Percentage at Month-End	70.99%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
4/15/2019	10/1/2018	No

Accumulation Account
Beginning	343,333,333.33
Payout	—
Additions	85,833,333.33

Ending Balance	429,166,666.67

Distributions to Investors
A1 Days	28
A1 LIBOR	2.488750%
A1 Applicable Margin	0.310000%

	2.798750%

	Actual	Per $1000
Interest A	1,121,054.86	2.18
Principal A	—	—

		2.18
Total Due Investors	1,121,054.86
Servicing Fee	217,616.62

Excess Cash Flow	(404,690.37)

Reserve Account
Required Balance	$2,575,000.00
Current Balance	$2,575,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	2.38%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		43.47%